Taxes - Schedule of Components of the Aggregate Deferred Tax Assets and Liabilities (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Deferred Tax Assets
Net operating loss carryforwards	$ 364,025	$ 46,373	$ 657,476
Less: valuation allowance	(364,025)	(46,373)	(657,476)
Deferred tax assets, net